Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 94,627	$ 6,496
Net Carrying Amount	84,494	1,088
Accumulated Amortization	(10,133)	(5,408)
Gross Carrying Amount	11,791
Net Carrying Amount	11,791
Accumulated Amortization
Gross Carrying Amount	106,418	6,496
Accumulated Amortization	(10,133)	(5,408)
Net Carrying Amount	96,285	1,088
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	49,040	369
Net Carrying Amount	$ 47,666	$ 334
Weighted average remaining useful life	6 years 8 months 12 days	6 years 4 months 24 days
Accumulated Amortization	$ (1,374)	$ (35)
Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,297	4,391
Net Carrying Amount	$ 17,011	$ 632
Weighted average remaining useful life	2 years 6 months	7 months 6 days
Accumulated Amortization	$ (6,286)	$ (3,759)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,682
Net Carrying Amount	$ 12,317
Weighted average remaining useful life	6 years 8 months 12 days
Accumulated Amortization	$ (365)
Intellectual Property Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,736	1,736
Net Carrying Amount	$ 49	$ 122
Weighted average remaining useful life	1 year 6 months	1 year 8 months 12 days
Accumulated Amortization	$ (1,687)	$ (1,614)
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,125
Net Carrying Amount	$ 5,943
Weighted average remaining useful life	6 years 8 months 12 days
Accumulated Amortization	$ (182)
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,378
Net Carrying Amount	$ 2,139
Weighted average remaining useful life	1 year 9 months 18 days
Accumulated Amortization	$ (239)
Effect of exchange rate on gross carrying amount [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	(631)
Net Carrying Amount	(631)
Accumulated Amortization
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,866
Net Carrying Amount	11,866
Accumulated Amortization
Effect of exchange rate on gross carrying amount [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	(75)
Net Carrying Amount	(75)
Accumulated Amortization